Goodwill and Intangible Assets - Net Carrying Amount of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	$ 158.6	$ 383.8
Indefinite-lived Intangible Assets (Excluding Goodwill)	12.4	12.4
Total	86.3	117.3
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	158.0	383.2
Intangible assets subject to amortization	73.9	104.9
Licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, accumulated amortization	$ 0.6	$ 0.6